Field Label	# Loans with Discrepancy	Total Times Compared	% Variance
Acquistition Cost	24	144	16.67%
Amort Type	13	144	9.03%
As Is Value	1	144	0.69%
CLTV	11	144	7.64%
DSCR	90	144	62.50%
Loan Amount	2	144	1.39%
Loan Purpose	2	144	1.39%
LTV	11	144	7.64%
Margin	11	144	7.64%
Mtg Pymt	3	144	2.08%
Note Date	1	144	0.69%
Prepayment Term	2	144	1.39%
Property Type	12	144	8.33%
Rate	2	144	1.39%
Subject Property City	5	144	3.47%
Subject Property Street	1	144	0.69%
Subject Property Zip	9	144	6.25%